RESERVES (Details Narrative) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 07, 2020 shares	Jun. 30, 2009 CNY (¥)	Jun. 30, 2009 HKD ($)
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	10.00%
Number of shares issued | shares	1,666,667,000	200,000,000	1,502,110,000	566,379
Escrow deposits	¥ 6.7
Capital reserve	¥ 61.3
Two Financial Advisors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,521,528,000
Mr. Wong Kung Tok [Member]
IfrsStatementLineItems [Line Items]
Forego of claim in deposits	¥ 15.6
Amounts payable, related party transactions	40.2				¥ 58.9	$ 67.9
Sound Treasure Limited [Member]
IfrsStatementLineItems [Line Items]
Forego of claim in deposits	15.6
Amounts payable, related party transactions	20.7
Extinguishment of liability	¥ 76.8
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	50.00%